Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Expenses
Consulting fees	$ 169,982	$ 1,122,455	$ 399,810
Foreign exchange (gain) loss	(200,861)	275,182	30,352
General and administrative	203,883	260,500	271,731
Professional fees	265,483	499,307	526,503
Research and development	85,672	424,337	570,947
Wages, salaries and employment expenses	1,083,580	2,418,332	1,440,898
Total expenses	1,607,739	5,000,113	3,240,241
Loss from operations	(1,607,739)	(5,000,113)	(3,240,241)
Other income (expenses)
Accretion expense (Notes 5 and 6)	(77,547)	(154,387)	(5,353)
Changes in fair values of warrant liabilities (Notes 9(a) and 9(b))	197,923	(33,436)	(137,764)
Financial guarantee recovery (expense) (Note 16(c))	(30,426)	758,834	(34,050)
Gain on extinguishment/forgiveness of debts (Note 14)	149,993	110,219	469,129
Gain on loan extinguishment (Note 6)	9,949	0	0
Interest expense	(154,392)	(165,087)	(45,544)
Other	(679)	9	(945)
Penalties recovery (expense)	0	305,437	(33,742)
Settlements and legal provisions, net (Notes 14, 16(a) and 16(d))	0	556,640	130,000
Total other income	94,821	1,378,229	341,731
Net loss for the year	(1,512,918)	(3,621,884)	(2,898,510)
Other comprehensive loss to be reclassified to profit and loss subsequently
Foreign currency translation adjustment of foreign operations	5,092	(30,584)	(4,941)
Comprehensive loss for the year	(1,507,826)	(3,652,468)	(2,903,451)
Net loss attributable to:
Company's shareholders	(1,495,492)	(3,520,288)	(2,889,032)
Non-controlling interests (Note 12)	(17,426)	(101,596)	(9,478)
Net loss	(1,512,918)	(3,621,884)	(2,898,510)
Company's shareholders	(1,490,675)	(3,550,856)	(2,957,017)
Non-controlling interests (Note 12)	(17,151)	(101,612)	53,566
Comprehensive loss	$ (1,507,826)	$ (3,652,468)	$ (2,903,451)
Net loss per share, basic and diluted	$ (0.01)	$ (0.03)	$ (0.03)
Weighted average shares outstanding, basic and diluted	145,880,325	123,865,739	109,285,957